Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Column Small Cap Select Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Column Small Cap Select Fund
Average Annual Return, Percent	19.20%
Column Small Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Column Small Cap Fund
Average Annual Return, Percent	16.30%
Column Mid Cap Select Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Column Mid Cap Select Fund
Average Annual Return, Percent	14.10%
Column Mid Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Column Mid Cap Fund
Average Annual Return, Percent	15.70%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent	23.44%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Average Annual Return, Percent	18.94%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent	23.44%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Average Annual Return, Percent	18.94%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent	23.44%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Total Return Index
Average Annual Return, Percent	17.63%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent	23.44%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Total Return Index
Average Annual Return, Percent	17.63%